CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Statement of Financial Position [Abstract]
Allowances for credit losses	$ 268	$ 1,351
Common shares, no par value	$ 0.00	$ 0.00
Common shares, authorized	30,000,000	30,000,000
Common shares, issued	17,081,810	17,061,810
Common shares, outstanding	15,935,239	15,915,239
Treasury stock, at cost	1,146,571	1,146,571